Financial Instruments by Category (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Schedule of Carrying Amounts of Financial Instruments by Category	Carrying amounts of financial instruments by category as of December 31, 2024 and 2023 are as follows:

	December 31, 2024	December 31, 2023
Financial assets at amortized cost	(In millions of Korean won)
Cash and cash equivalents	₩ 228,898	₩ 184,082
Short-term financial instruments	324,304	277,215
Accounts receivable, net	81,152	71,213
Other receivables, net	16	7
Other current financial assets(*1)	6,602	4,439
Other non-current financial assets(*2)	1,767	1,824
Total	₩ 642,739	₩ 538,780
(*1) Other current financial assets consist of accrued income and deposits.
(*2) Other non-current financial assets consist of deposits.

	December 31, 2024	December 31, 2023
Financial liabilities at amortized cost	(In millions of Korean won)
Accounts payable (*)	₩ 63,328	₩ 57,615
Long-term accounts payable	220	677
Accrued expenses (*)	313	395
Other current liabilities	3,179	4,225
Other non-current liabilities	3,942	2,337
Total	₩ 70,982	₩ 65,249
(*)Annual leave allowance, bonus accruals, etc. that should be paid to employees are excluded.

Schedule of Net Income and Expenses From Financial Instruments	Net income and expenses from financial instruments for the years ended December 31, 2024, 2023 and 2022 are as follows:

	2024	2023	2022
Financial assets at amortized cost	(In millions of Korean won)
Interest income	₩ 17,059	₩ 11,487	₩ 4,496
Differences in foreign currency	5,813	(1,654)	2,101
Financial assets at fair value through profit or loss
Interest income	—	5	5
Financial liabilities at amortized cost
Interest expense	(135)	(162)	(127)
Differences in foreign currency	(1,773)	(1,344)	(1,301)